Summary of Groups Net Revenues and Long Lived Assets in Different Geographic Locations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 381,144	[1]	$ 283,417	[1]	$ 196,975	[1]
Long-lived assets	119,196	[2]	99,564	[2]	45,192	[2]
China (Mainland, Hong Kong and Taiwan)
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	243,969	[1]	165,525	[1]	110,077	[1]
Long-lived assets	98,638	[2]	80,388	[2]	28,660	[2]
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	86,367	[1]	71,371	[1]	53,588	[1]
Long-lived assets	17,422	[2]	18,985	[2]	16,306	[2]
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	23,315	[1]	24,328	[1]	20,409	[1]
Long-lived assets	159	[2]	191	[2]	226	[2]
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	25,048	[1]	21,370	[1]	12,742	[1]
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	2,445	[1]	823	[1]	159	[1]
Long-lived assets	$ 2,977	[2]

[1]	Net revenues are presented by headquarters location of the Group's clients.
[2]	Long-lived assets are presented by the operating location of the subsidiaries of the Group.